Average Annual Total Returns (Core Global Diversification Trust)	12 Months Ended
May 01, 2011
Barclays Capital U.S. Aggregate Bond Index
Average Annual Return:
One Year	6.54%
Since Inception	7.13%
Date of Inception	May 01, 2009
MSCI World Index (gross of foreign withholding tax on dividends)
Average Annual Return:
One Year	12.34%
Since Inception	27.26%
Date of Inception	May 01, 2009
Combined Index
Average Annual Return:
One Year	10.83%
Since Inception	20.29%
Date of Inception	May 01, 2009
Series I, Core Global Diversification Trust
Average Annual Return:
One Year	8.43%
Since Inception	18.95%
Date of Inception	Apr. 30, 2010
Series II, Core Global Diversification Trust
Average Annual Return:
One Year	8.29%
Since Inception	18.86%
Date of Inception	May 01, 2009
Series III, Core Global Diversification Trust
Average Annual Return:
One Year	8.71%
Since Inception	19.32%
Date of Inception	May 01, 2009